Summary of Significant Accounting Policies (Narratives) (Details) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended															0 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Consulting [Member]	Dec. 31, 2011 Consulting [Member]	Dec. 31, 2010 Consulting [Member]	Dec. 31, 2012 Risk and Insurance Services [Member]	Dec. 31, 2011 Risk and Insurance Services [Member]	Dec. 31, 2010 Risk and Insurance Services [Member]	Dec. 31, 2012 Furniture and Fixtures [Member] Minimum [Member]	Dec. 31, 2012 Furniture and Fixtures [Member] Maximum [Member]	Dec. 31, 2012 Land, Buildings and Improvements [Member] Minimum [Member]	Dec. 31, 2012 Land, Buildings and Improvements [Member] Maximum [Member]	Dec. 31, 2012 Software Development [Member] Minimum [Member]	Dec. 31, 2012 Software Development [Member] Maximum [Member]	Dec. 31, 2012 Private Equity Funds [Member]	Dec. 31, 2011 Private Equity Funds [Member]	Dec. 31, 2010 Private Equity Funds [Member]	Aug. 03, 2010 Kroll Divestiture [Member]	Dec. 31, 2011 Kroll Divestiture [Member]
Restricted Cash and Cash Equivalents			$ 250,000,000
Cash provided from sale of Kroll																						1,130,000,000	1,130,000,000
Interest on fiduciary funds							4,000,000	4,000,000	4,000,000	39,000,000	47,000,000	45,000,000
Net uncollected premiums and claims receivable and payable			9,100,000,000	9,000,000,000
Assets in trusts or funds for management or trustee fee			16,000,000,000
Performance fee revenue			78,000,000	74,000,000
Investment securities																			33,000,000	10,000,000	32,000,000
Equity method investments																			78,000,000
Indefinite-lived intangible assets			0
Capitalized software costs amortized period minimum, years													3 years	10 years	30 years	40 years	3 years	10 years
Capitalized computer software costs			278,000,000	244,000,000
Capitalized computer software costs net of accumulated amortization			691,000,000	619,000,000
Tax position, amount recognized, min			50.00%
Stock options outstanding			32.0	38.9	43.4
Amounts paid under terms of settlement agreement	500,000,000
Amount covered by insurance	100,000,000
Settlement agreement, recognized charge after insurance	400,000,000
Investment Income, Net						15,000,000
Proceeds from Equity Method Investment, Dividends or Distributions		$ 100,000,000